Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Income Tax [Line Items]
Additional income tax and interest reassessed to date		$ 1,784.0
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized		658.0	$ 663.0
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized		72,000.0	88,000.0
Current income tax expense benefit		3,956.0	3,244.0
Provision for (recovery of) income taxes		2,691.0	3,118.0
Income tax relating to components of other comprehensive income		950.0	(387.0)
Adjustments for current tax of prior periods		(204.0)	1,180.0
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		(13.0)	(74.0)
Not Later Than Five Years [Member]
Disclosure Of Income Tax [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized to expire		$ 2.0	$ 11.0
Tax Year 2025 [Member] | Top of range [member]
Disclosure Of Income Tax [Line Items]
Estimated effective tax rate increase from additional annual taxes		0.50%
Tax Year 2025 [Member] | Bottom of range [member]
Disclosure Of Income Tax [Line Items]
Estimated effective tax rate increase from additional annual taxes		0.25%
Revenu Quebec Agency [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		$ 52.0
Revenu Quebec Agency [member] | 2018 taxation year [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		1.0
Canada Revenue Agency Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		1,661.0
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed		$ 71.0
Ireland Revenue Commissioners [Member] | Tax Year 2025 [Member]
Disclosure Of Income Tax [Line Items]
Estimated effective tax rate increase from additional annual taxes		12.50%
Remeasured Certain Canadian Deferred Tax Assets And Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Provision for (recovery of) income taxes	$ 50.0
Implementation Of Canada Recovery Dividend [Member]
Disclosure Of Income Tax [Line Items]
Provision for (recovery of) income taxes	553.0
Income tax relating to components of other comprehensive income	239.0
Increase of life insurer groups percent				1.50%
Implementation Of Change In Corporate Tax Rate [Member]
Disclosure Of Income Tax [Line Items]
Provision for (recovery of) income taxes	82.0
Income tax relating to components of other comprehensive income	$ 75.0
Increase of life insurer groups percent				1.50%
Change in federal tax rate	1.50%